SUPPLEMENT DATED OCTOBER 16, 2018 TO THE FOLLOWING

PROSPECTUSES, DATED MAY 1, 2018, AS AMENDED, FOR

NYLIAC CorpExec Accumulator Variable Universal Life (CEAVUL)	Corporate Executive Series Variable Universal Life (CorpExec VUL VI)
Corporate Executive Series Variable Universal Life (CorpExec VUL II-V)

INVESTING IN

NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

As applicable to your Prospectus, the purpose of this supplement is to note the following changes that will become effective November 30, 2018 (the “Effective Date”): (1) the merger of MainStay VP Absolute Return Multi-Strategy Portfolio into MainStay VP IQ Hedge Multi-Strategy Portfolio; and (2) changes to MainStay VP MFS® Utilities—Initial Class and MainStay VP VanEck Global Hard Assets—Initial Class. Keeping this purpose in mind, please note the following:

I.	Proposed Merger of MainStay VP Absolute Return Multi-Strategy Portfolio

The Board of Trustees of the Mainstay VP Funds Trust (the “Board”) approved the merger (the “Merger”) of the MainStay VP Absolute Return Multi-Strategy Portfolio (the “Acquired Portfolio”) into the MainStay VP IQ Hedge Multi-Strategy Portfolio (the “Acquiring Portfolio”), followed by the complete liquidation of the Acquired Portfolio. Shareholder approval is required for the Merger to take place. If shareholder approval is obtained on or about November 26, 2018, the effective date established for the Merger is expected to be on or about November 30, 2018.

Proposed Merger
Acquired Portfolio	Acquiring Portfolio
MainStay VP Absolute Return Multi-Strategy Portfolio	MainStay VP IQ Hedge Multi-Strategy Portfolio

As a result of the Merger, the Acquiring Portfolio will be available as an Investment Division under your Policy on the Effective Date.

The Prospectus, as applicable, will be revised as follows:

1.	All references to the Acquired Portfolio will be replaced with the Acquiring Portfolio.

2.	The entry in the table entitled Funds and Eligible Portfolios for the Acquired Portfolio is hereby deleted and replaced with the following entry:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Funds Trust: MainStay VP IQ Hedge Multi-Strategy—Initial Class	New York Life Investment Management LLC (“New York Life Investments”)* Subadviser: IndexIQ Advisors LLC*

•  Seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index. The IQ Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) by using the following hedge fund investment styles: long/short equity; global macro; market neutral; event-driven; fixed-income arbitrage; and emerging markets.

Information regarding the Acquiring Portfolio, including the investment objective, policies, risks and fees and expenses, is contained in the Acquiring Portfolio’s prospectus included with this supplement.

Policyowners with Policy Value Allocated to the Acquired Portfolio:

As a result of the Merger, unless you take action (see “Prior to the Effective Date” and “After the Effective Date” below), on the Effective Date, any policy value you have allocated to the Acquired Portfolio will be transferred to the Acquiring Portfolio.

Prior to the Effective Date.    For forty-five (45) days before the Effective Date, if you have allocations in the Acquired Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit value of the Investment Division for the Acquired Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Acquired Portfolio to other investment options that we currently offer.

Until the Effective Date, we will continue to process automatic transactions (such as dollar cost averaging and automatic asset reallocation), involving the Acquired Portfolio, unless you provide us with alternate allocation instructions. Also note that the Acquired Portfolio will not accept new premium payment allocations or transfers as of the Effective Date.

On the Effective Date.    Any of your allocations that remain in the Acquired Portfolio will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Division for the Acquiring Portfolio. All policyowners affected by the Merger will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the Merger will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Division for the Acquiring Portfolio may be different from the number of units in the Investment Division for the Acquired Portfolio.

After the Effective Date.    Immediately following the Effective Date, the Acquired Portfolio will no longer be available as an investment option under the policies. In addition, for the sixty (60) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Division for the Acquiring Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit value of the Investment Division for the Acquiring Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Acquiring Portfolio to other investment options that we currently offer.

We will also continue to process automatic transactions (such as dollar cost averaging and automatic asset reallocation) after the Effective Date, except that allocations previously processed to or from the Acquired Portfolio will be processed to or from the Acquiring Portfolio.

A complete list of the Investment Divisions that are available under your policy, other than the Acquired Portfolio, is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling 1 (888) 695-4748 or by contacting your registered representative.

II.	Number of Allocation Alternatives and Investment Divisions Available to All Policyowners

On the Effective Date, the following changes will occur:

All references in the Prospectuses to the number of: (a) Allocation Alternatives available to all policyowners should be changed to 123 and (b) Investment Divisions available to all policyowners should be changed to 122.

III.	Changes to MainStay VP MFS® Utilities—Initial Class

On the Effective Date, the following changes will occur:

1.	Change in Subadvisor: Massachusetts Financial Services, the current subadvisor for MainStay VP MFS® Utilities—Initial Class, will be deleted and replaced with FIAM, LLC.

2.	Name Change: All references in the Prospectuses to MainStay VP MFS® Utilities—Initial Class will be deleted and replaced with MainStay VP Fidelity Institutional AMSM Utilities—Initial Class.

3.	The entry in the table showing “Funds and Eligible Portfolios” for MainStay VP MFS® Utilities—Initial Class is hereby deleted and replaced with the following entry:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Fidelity Institutional AMSM Utilities—Initial Class	New York Life Investments Subadviser: FIAM, LLC	• Seeks total return.

IV.	Changes to MainStay VP VanEck Global Hard Assets—Initial Class

On the Effective Date, the following changes will occur:

1.

Change in Subadvisor: Van Eck Associates Corporation, the current subadvisor for MainStay VP VanEck Global Hard Assets—Initial Class, will be deleted and replaced with BNY Mellon Asset Management North America Corporation.

2.	Name Change: All references in the Prospectuses to MainStay VP VanEck Global Hard Assets—Initial Class will be deleted and replaced with MainStay VP Mellon Natural Resources—Initial Class.

3.	Change in Investment Objective: The investment objective of the portfolio will be deleted and replaced with the following: “Seeks long-term capital appreciation.”

4.	The entry in the table showing “Funds and Eligible Portfolios” for MainStay VP VanEck Global Hard Assets—Initial Class is hereby deleted and replaced with the following entry:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Mellon Natural Resources—Initial Class	New York Life Investments Subadviser: BNY Mellon Asset Management North America Corporation	• Seeks long-term capital appreciation.

Please note, for the changes relating to MainStay VP MFS® Utilities—Initial Class and MainStay VP VanEck Global Hard Assets—Initial Class, at any time prior to, or within thirty days after the Effective Date, if you have allocations in the affected portfolios, you may transfer such allocations to any other available Investment Division without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given policy year. Such transfers will be based on the Accumulation Unit value of the Investment Division as of the close of the Business Day that we receive the transfer request. Please see the Prospectus for your policy for information on how to complete transfers from the affected portfolios to other Investment Divisions we currently offer. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010